Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Operating activities:
Net income (loss)		$ 99,998,470	$ (294,775,877)	$ (509,052,065)
Income taxes and duties	$ 16,492,010	320,180,839	307,348,122	185,572,075
Depreciation and amortization of wells, pipelines, properties, plant and equipment	7,199,426	139,771,815	133,431,365	129,631,820
Amortization of intangible assets	26,596	516,342	403,295	478,988
Impairment of wells, pipelines, properties, plant and equipment	4,302,912	83,538,021	1,210,595	36,353,700
Capitalized unsuccessful wells	366,234	7,110,169	9,730,391	10,947,702
Unsuccessful wells from intangible assets		13,911,491	12,565,711	8,404,284
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	1,221,951	23,723,321	47,299,622	5,297,562
Depreciation of rights of use	307,185	5,963,778	6,407,871	7,229,231
(Gains) on bargain purchase of business acquisition		(1,271,188)
Reclassification of translation effect		(10,383,296)
Discount rate of reserve for well abandonment		4,647,200	4,454,106	4,555,692
(Gains) on disposal of subsidiary companies				707,533
Loss (profit) sharing in joint ventures and associates		(349,401)	3,088,107	3,540,533
Unrealized foreign exchange loss (income)	(6,621,169)	(128,545,369)	44,485,347	132,466,243
Reversal of impairment of rights of use	0	0	(87,025)	0
Loss from derecognition of disposal of intangible asset				396,118
Impairment of joint ventures	0	0	6,703,324	0
Cancellation of leases	(41,588)	(807,396)	(432,906)	(1,101,987)
Interest expense	8,225,065	159,683,880	164,571,647	161,765,242
Interest income	(1,402,470)	(27,227,965)	(28,906,784)	(16,742,048)
Duties and taxes		(366,673,252)	(259,447,693)	(157,691,463)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(21,424,854)	(36,700,560)	4,779,222
Employee benefits		54,275,187	67,886,654	59,170,346
Net cash flows from operating activities	18,369,849	356,637,792	189,235,312	65,293,662
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(340,470,929)	(235,406,034)	(138,618,156)
Other assets and other receivables		(32,463,947)	(26,829,524)	(2,521,487)
Net cash flows (used in) investing activities	(19,209,288)	(372,934,876)	(262,235,558)	(141,139,643)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants		211,306,717
Increase in equity due to Certificates of Contribution “A”	9,699,382	188,306,717	316,354,129	46,256,000
Collection and interest collected from the Mexican Government		7,455,715	22,915,255	5,800,940
Lease payments (principal and interest)		(10,636,823)	(11,268,431)	(10,010,801)
Loans obtained from financial institutions	54,814,205	1,064,179,416	1,636,216,843	1,288,129,868
Debt payments, principal only	(1,775,899)	(1,107,159,280)	(1,707,581,580)	(1,151,962,147)
Interest paid	(7,930,066)	(153,956,690)	(157,256,625)	(130,989,150)
Net cash flows from financing activities	576,331	11,189,055	99,379,591	47,224,710
Net increase (decrease) in cash and cash equivalents	(263,108)	(5,108,029)	26,379,345	(28,621,271)
Effects of foreign exchange on cash balances	(359,729)	(6,983,907)	10,137,321	7,989,421
Cash and cash equivalents at the beginning of the year	3,940,727	76,506,447	39,989,781	60,621,631
Cash and cash equivalents at the end of the year (Note 9)	$ 3,317,890	64,414,511	76,506,447	39,989,781
Eliminations
Operating activities:
Net income (loss)		(213,987,481)	256,787,165	440,952,031
Loss (profit) sharing in joint ventures and associates		213,987,480	(257,030,877)	(441,125,283)
Inter-company charges and deductions		(435,897,117)	983,373,752	74,111,161
Net cash flows from operating activities		(435,897,118)	983,130,040	73,937,909
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		13,389,062
Other assets and other receivables		(13,389,063)
(Increase) decrease due to Inter-company investing			68,955,875	193,654,225
Net cash flows (used in) investing activities		(119,070,332)	68,955,875	193,654,225
Financing activities:
Inter-company increase (decrease) financing		554,967,450	(1,052,085,915)	(267,592,134)
Net cash flows from financing activities		554,967,450	(1,052,085,915)	(267,592,134)
Petróleos Mexicanos
Operating activities:
Net income (loss)		100,412,050	(294,532,169)	(508,878,813)
Income taxes and duties		(2,412,355)	(3,017,215)	20,804,230
Depreciation and amortization of wells, pipelines, properties, plant and equipment		554,672	926,413	1,066,176
Amortization of intangible assets		433,850	302,074	453,081
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		770,522	165,820	94,065
Depreciation of rights of use		402,661	518,108	644,838
Loss (profit) sharing in joint ventures and associates		(149,613,112)	257,030,877	441,125,283
Unrealized foreign exchange loss (income)		(116,319,473)	37,103,050	117,158,102
Cancellation of leases		17,489
Interest expense		133,280,499	152,735,265	134,335,289
Interest income		(15,912,365)	(15,021,009)	(11,617,299)
Duties and taxes		(6,301,293)	(9,832,139)	1,349,021
Accounts receivable, inventories, accounts payable, DFIs and provisions		15,493,005	36,095,181	(16,644,218)
Employee benefits		18,330,319	23,767,561	(355,666)
Inter-company charges and deductions		511,277,041	(945,742,643)	(147,308,477)
Net cash flows from operating activities		490,413,510	(759,500,826)	32,225,612
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(1,015,214)	(305,025)	(349,555)
Other assets and other receivables		2,041,688	435,423	930,596
(Increase) decrease due to Inter-company investing			(68,097,420)	(194,281,597)
Net cash flows (used in) investing activities		119,611,920	(67,967,022)	(193,700,556)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants		211,306,717
Increase in equity due to Certificates of Contribution “A”			316,354,129	46,256,000
Collection and interest collected from the Mexican Government		7,455,715	22,915,255	5,800,940
Lease payments (principal and interest)			(388,290)	(396,917)
Loans obtained from financial institutions		428,181,800	682,975,560	730,222,863
Debt payments, principal only		(470,070,458)	(749,672,127)	(601,448,338)
Interest paid		(136,869,989)	(151,547,133)	(122,553,204)
Inter-company increase (decrease) financing		(669,221,278)	732,126,639	84,752,963
Net cash flows from financing activities		(629,906,783)	852,764,033	142,634,307
Net increase (decrease) in cash and cash equivalents		(19,881,353)	25,296,185	(18,840,637)
Cash and cash equivalents at the beginning of the year		34,690,405	9,394,220	28,234,857
Cash and cash equivalents at the end of the year (Note 9)		14,809,052	34,690,405	9,394,220
Subsidiary guarantors
Operating activities:
Net income (loss)		109,090,601	(244,266,218)	(425,617,517)
Income taxes and duties		321,846,222	308,071,088	159,451,307
Depreciation and amortization of wells, pipelines, properties, plant and equipment		134,768,990	130,462,150	126,778,686
Amortization of intangible assets		22,598	27,629	(30,155)
Impairment of wells, pipelines, properties, plant and equipment		83,932,376	751,469	36,303,471
Capitalized unsuccessful wells		7,110,169	9,730,391	10,947,702
Unsuccessful wells from intangible assets		13,911,491	12,565,711	8,404,284
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		20,594,151	47,033,371	3,004,053
Depreciation of rights of use		4,775,839	4,890,459	5,453,688
Discount rate of reserve for well abandonment		4,647,200	4,454,106	4,555,692
Loss (profit) sharing in joint ventures and associates		1,982,659	97,909	(41,685)
Unrealized foreign exchange loss (income)		(7,874,293)	4,878,103	12,040,638
Cancellation of leases		(824,885)	(432,906)	(1,101,987)
Interest expense		20,710,183	9,319,042	25,908,927
Interest income		(10,859,934)	(13,696,982)	(5,124,749)
Duties and taxes		(360,898,996)	(247,468,399)	(155,315,035)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(52,750,442)	(42,928,835)	(692,255)
Employee benefits		35,818,190	45,120,142	64,873,037
Inter-company charges and deductions		(191,050,153)	(154,191,287)	37,878,271
Net cash flows from operating activities		134,951,966	(125,670,082)	(92,323,627)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(221,783,321)	(157,505,188)	(97,841,648)
Other assets and other receivables		(1,388,372)	4,246,730	(812,028)
Net cash flows (used in) investing activities		(223,171,693)	(153,258,458)	(98,653,676)
Financing activities:
Lease payments (principal and interest)			(9,806,074)	(8,266,969)
Loans obtained from financial institutions		34,447,738	4,088,422	1,046
Debt payments, principal only		(41,828,143)	(8,885,244)	(4,828,154)
Interest paid		(17,387,706)	(5,430,171)	(7,200,077)
Inter-company increase (decrease) financing		126,720,696	300,149,402	211,415,474
Net cash flows from financing activities		93,354,991	280,116,335	191,121,320
Net increase (decrease) in cash and cash equivalents		5,135,264	1,187,795	144,017
Cash and cash equivalents at the beginning of the year		6,157,869	4,970,074	4,826,057
Cash and cash equivalents at the end of the year (Note 9)		11,293,133	6,157,869	4,970,074
Non-guarantor subsidiaries
Operating activities:
Net income (loss)		104,483,300	(12,764,655)	(15,507,766)
Income taxes and duties		746,972	2,294,249	5,316,538
Depreciation and amortization of wells, pipelines, properties, plant and equipment		4,448,153	2,042,802	1,786,958
Amortization of intangible assets		59,894	73,592	56,062
Impairment of wells, pipelines, properties, plant and equipment		(394,355)	459,126	50,229
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		2,358,648	100,431	2,199,444
Depreciation of rights of use		785,278	999,304	1,130,705
(Gains) on bargain purchase of business acquisition		(1,271,188)
Reclassification of translation effect		(10,383,296)
(Gains) on disposal of subsidiary companies				707,533
Loss (profit) sharing in joint ventures and associates		(66,706,428)	2,990,198	3,582,218
Unrealized foreign exchange loss (income)		(4,351,603)	2,504,194	3,267,503
Loss from derecognition of disposal of intangible asset				396,118
Impairment of joint ventures			6,703,324
Interest expense		5,693,198	2,517,340	1,521,026
Interest income		(455,666)	(188,793)
Duties and taxes		527,037	(2,147,155)	(3,725,449)
Accounts receivable, inventories, accounts payable, DFIs and provisions		15,832,583	(29,866,906)	22,115,695
Employee benefits		126,678	(1,001,049)	(5,347,025)
Inter-company charges and deductions		115,670,229	116,560,178	35,319,045
Net cash flows from operating activities		167,169,434	91,276,180	51,453,768
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(131,061,456)	(77,595,821)	(40,426,953)
Other assets and other receivables		(19,728,200)	(31,511,677)	(2,640,055)
(Increase) decrease due to Inter-company investing			(858,455)	627,372
Net cash flows (used in) investing activities		(150,304,771)	(109,965,953)	(42,439,636)
Financing activities:
Lease payments (principal and interest)			(1,074,067)	(1,346,915)
Loans obtained from financial institutions		601,549,878	949,152,861	557,905,959
Debt payments, principal only		(595,260,679)	(949,024,209)	(545,685,655)
Interest paid		301,005	(279,321)	(1,235,869)
Inter-company increase (decrease) financing		(12,466,868)	19,809,874	(28,576,303)
Net cash flows from financing activities		(7,226,603)	18,585,138	(18,938,783)
Net increase (decrease) in cash and cash equivalents		9,638,060	(104,635)	(9,924,651)
Effects of foreign exchange on cash balances		(6,983,907)	10,137,321	7,989,421
Cash and cash equivalents at the beginning of the year		35,658,173	25,625,487	27,560,717
Cash and cash equivalents at the end of the year (Note 9)		$ 38,312,326	$ 35,658,173	$ 25,625,487